RUSHMORE
4922 Fairmont Avenue
Bethesda, MD 20814-6076



                              April 30, 1999


VIA U.P.S. OVERNIGHT DELIVERY

Ms. Laura J. Riegel, Esq.
Securities and Exchange Commission
Division of Investment Management
Room 5317, Mail Stop 5-6
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Fund for Tax-Free Investors, Inc.
          File Nos. 2-83299 and 811-3720

Dear Ms. Riegel:

     Pursuant to Rule 497(j), this letter shall certify that the prospectuses and Statement of Additional Information for Fund for Tax-Free Investors, Inc. ("Fund") that would have been filed under paragraph (b) or (c) of Rule 497 do not differ from that contained in the most recent registration statement filed electronically on April 15, 1999.

     If you have any questions regarding the Fund's registration statement, please contact me at (301) 657-1503. Thank you.

                              Sincerely,


                              /s/ Stephenie E. Adams
                              Stephenie E. Adams